As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedules of Investments.
Scharf Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 83.89%	Value
	Automotive Parts and Accessories - Retail - 4.17%
149,098	Advance Auto Parts, Inc.	$24,098,710
	Business Services - 3.77%
419,267	Nielsen Holdings PLC	21,789,306
	Cable and Other Subscription Programming - 4.28%
378,900	Comcast Corp. - Class A	24,700,491
	Communications Equipment Manufacturing - 3.49%
305,871	Motorola Solutions, Inc.	20,178,310
	Computer and Electronic Product Manufacturing - 3.16%
191,063	Apple, Inc.	18,265,623
	Computer Systems Design Services - 2.49%
245,441	Cerner Corp. (a)	14,382,843
	Conglomerates - 5.19%
207,025	Berkshire Hathaway, Inc. - Class B (a)	29,975,150
	Drug Distribution - Wholesale - 3.93%
121,481	McKesson Corp.	22,674,429
	Drug Stores - 4.13%
249,436	CVS Health Corp.	23,881,003
	General Merchandise Stores - 3.80%
233,859	Dollar General Corp.	21,982,746
	Insurance Carriers and Related Activities - 5.40%
214,266	Aon PLC	23,404,275
62,689	Willis Towers Watson PLC	7,792,869
		31,197,144
	Internet Based Services - 4.31%
19,925	Priceline Group, Inc. (a)	24,874,569
	Internet Media - 1.29%
45,023	Baidu, Inc. - ADR (a)	7,435,548
	Medical Equipment and Supplies - 1.44%
13,400	Dentsply Sirona, Inc.	831,336
217,408	Smith & Nephew PLC - ADR	7,461,442
		8,292,778
	Oil and Gas Support Services - 3.27%
239,096	Schlumberger, Ltd.	18,907,712
	Pharmaceutical Preparation and Manufacturing - 7.13%
97,967	Allergan PLC (a)	22,639,194
85,404	Novartis AG - ADR	7,046,684
62,648	Shire PLC - ADR	11,532,187
		41,218,065
	Property and Casualty Insurance - 3.51%
383,750	American International Group, Inc.	20,296,537
	Rail Transportation - 2.24%
80,716	Canadian Pacific Railway Ltd. (b)	10,395,414
28,103	Kansas City Southern	2,531,799
		12,927,213
	Software Publishers - 12.79%
489,119	Microsoft Corp.	25,028,219
753,935	Oracle Corp.	30,858,560
239,742	SAP SE - ADR	17,985,445
		73,872,224
	Telecommunications - 1.97%
197,012	China Mobile Ltd. - ADR	11,406,995
	Transportation Equipment Manufacturing - 2.13%
796,641	Gentex Corp.	12,308,103
	TOTAL COMMON STOCKS (Cost $449,917,386)	484,665,499

Shares	PREFERRED STOCKS - 1.51%	Value
	Computer and Electronic Product Manufacturing - 1.51%
8,480	Samsung Electronics Co., Ltd. (c)	8,709,329
	TOTAL PREFERRED STOCKS (Cost $6,983,122)	8,709,329

	MONEY MARKET FUNDS - 14.53%
83,948,037	First American Tax Free Obligations Fund - Class Z, 0.24% (d)	83,948,037
	TOTAL MONEY MARKET FUNDS (Cost $83,948,037)	83,948,037

	Total Investments in Securities (Cost $540,848,545) - 99.93%	577,322,865
	Other Assets in Excess of Liabilities - 0.07%	415,265
	TOTAL NET ASSETS - 100.00%	$577,738,130

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 59.45%	Value
	Automotive Parts and Accessories - Retail - 2.85%
10,191	Advance Auto Parts, Inc.	$1,647,171
	Business Services - 2.64%
29,361	Nielsen Holdings PLC	1,525,891
	Cable and Other Subscription Programming - 2.92%
25,895	Comcast Corp. - Class A	1,688,095
	Communications Equipment Manufacturing - 2.53%
22,188	Motorola Solutions, Inc.	1,463,742
	Computer and Electronic Product Manufacturing - 2.38%
14,359	Apple, Inc.	1,372,720
	Computer Systems Design Services - 1.69%
16,646	Cerner Corp. (a)	975,456
	Conglomerates - 3.34%
13,341	Berkshire Hathaway, Inc. - Class B (a)	1,931,643
	Drug Distribution - Wholesale - 2.97%
9,184	McKesson Corp.	1,714,194
	Drug Stores - 2.92%
17,601	CVS Health Corp.	1,685,120
	General Merchandise Stores - 1.62%
9,969	Dollar General Corp.	937,086
	Insurance Carriers and Related Activities - 3.42%
14,558	Aon PLC	1,590,170
3,095	Willis Towers Watson PLC	384,739
		1,974,909
	Internet Based Services - 2.73%
1,262	Priceline Group, Inc. (a)	1,575,493
	Internet Media - 0.79%
2,755	Baidu, Inc. - ADR (a)	454,988
	Investment Advisory Services - 0.38%
4,880	Oaktree Cap Group, LLC	218,429
	Medical Equipment and Supplies - 0.74%
12,506	Smith & Nephew PLC - ADR	429,206
	Oil and Gas Support Services - 2.22%
16,202	Schlumberger, Ltd.	1,281,254
	Pharmaceutical Preparation and Manufacturing - 5.49%
7,331	Allergan PLC (a)	1,694,121
8,094	Novartis AG - ADR	667,836
4,401	Shire PLC - ADR	810,085
		3,172,042
	Property and Casualty Insurance - 2.47%
26,977	American International Group, Inc.	1,426,814
	Rail Transportation - 1.27%
5,706	Canadian Pacific Railway Ltd. (b)	734,876
	Real Estate Investment Trust - 2.59%
42,203	HCP, Inc.	1,493,142
	Software Publishers - 8.80%
34,659	Microsoft Corp.	1,773,501
50,344	Oracle Corp.	2,060,580
16,678	SAP SE - ADR	1,251,184
		5,085,265

	Telecommunications - 1.40%
14,014	China Mobile Ltd. - ADR	811,411
	Transportation Equipment Manufacturing - 1.29%
48,253	Gentex Corp.	745,509
	TOTAL COMMON STOCKS (Cost $30,887,471)	34,344,456

Shares	PREFERRED STOCKS - 4.16%	Value
	Closed-End Funds - 2.49%
28,553	GDL Fund - Series B	1,439,642
	Computer and Electronic Product Manufacturing - 1.67%
940	Samsung Electronics Co., Ltd. (c)	965,421
	TOTAL PREFERRED STOCKS (Cost $2,199,009)	2,405,063

Principal
Amount	CONVERTIBLE BONDS - 1.04%	Value
	Telecommunications - 1.04%
	Blucora, Inc.
$650,000	4.25%, 4/1/2019 (e)	601,250
	TOTAL CONVERTIBLE BONDS (Cost $645,908)	601,250

Principal
Amount	CORPORATE BONDS - 4.60%	Value
	Automotive Parts and Accessories - Retail - 0.10%
	Advance Auto Parts, Inc.
$50,000	5.75%, 5/1/2020	55,543
	Computer and Electronic Product Manufacturing - 0.17%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	99,244
	Petroleum and Coal Products Manufacturing - 0.81%
	Murphy Oil USA, Inc.
449,000	6.00%, 8/15/2023	466,960
	Securities and Commodity Contracts Intermediation and Brokerage - 3.52%
	Goldman Sachs Group, Inc.
2,705,000	4.00%, 6/1/2043 (d)	2,032,591
	TOTAL CORPORATE BONDS (Cost $2,534,682)	2,654,338

Principal
Amount	MUNICIPAL BONDS - 2.01%	Value
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
$10,000	3.00%, 6/1/2024, Series 2012	10,617
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	88,439
135,000	7.875%, 2/1/2026, Series 2011B	153,744
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	78,918
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	144,599
25,000	5.60%, 11/1/2020	29,241
75,000	6.65%, 3/1/2022, Series 2010	93,365
420,000	7.95%, 3/1/2036, Series 2010	510,590
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	49,517

	TOTAL MUNICIPAL BONDS (Cost $1,130,603)	1,159,030

	MONEY MARKET FUNDS - 29.02%
16,763,982	First American Tax Free Obligations Fund - Class Z, 0.24% (f)	16,763,982
	TOTAL MONEY MARKET FUNDS (Cost $16,763,982)	16,763,982

	Total Investments in Securities (Cost $54,161,655) - 100.28%	57,928,119
	Liabilities in Excess of Other Assets - (0.28)%	(161,590)
	TOTAL NET ASSETS - 100.00%	$57,766,529

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Variable rate security.
(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Scharf Investments, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of June 30,
2016, the value of these investments was $601,250 or 1.04% of total net assets.
(f)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 85.15%	Value
	Automotive Parts and Accessories - Retail - 3.86%
6,070	Advance Auto Parts, Inc.	$981,094
	Business Services - 3.37%
16,485	Nielsen Holdings PLC	856,726
	Cable and Other Subscription Programming - 4.06%
15,830	Comcast Corp. - Class A	1,031,958
	Communications Equipment Manufacturing - 2.42%
9,320	Motorola Solutions, Inc.	614,840
	Computer and Electronic Product Manufacturing - 4.80%
8,671	Apple, Inc.	828,948
630	Samsung Electronics Co., Ltd. (c)	391,230
		1,220,178
	Computer Systems Design Services - 2.61%
11,309	Cerner Corp. (a)	662,707
	Conglomerates - 4.77%
8,372	Berkshire Hathaway, Inc. - Class B (a)	1,212,182
	Drug Distribution - Wholesale - 3.95%
5,385	McKesson Corp.	1,005,110
	Drug Stores - 1.98%
5,270	CVS Health Corp.	504,550
	Financial Services - 0.50%
1,445	Mastercard, Inc. - Class A	127,247
	Food Products - 0.12%
17,340	Qinqin Foodstuffs Group Cayman Co., Ltd. (a) (c)	29,883
	Household Products - 4.78%
86,700	Hengan International Group Co., Ltd. (b)	723,049
284,700	Vinda International Holdings, Ltd. (b)	491,742
		1,214,791
	Insurance Carriers and Related Activities - 6.02%
9,197	Aon PLC	1,004,588
4,226	Willis Towers Watson PLC	525,334
		1,529,922
	Internet Based Services - 4.84%
986	Priceline Group, Inc. (a)	1,230,932
	Internet Media - 1.40%
2,156	Baidu, Inc. - ADR (a)	356,063
	Medical Equipment and Supplies - 1.47%
22,150	Smith & Nephew PLC (b)	373,605
	Oil and Gas Support Services - 1.86%
5,990	Schlumberger, Ltd.	473,689
	Pharmaceutical Preparation and Manufacturing - 7.87%
4,816	Allergan PLC (a)	1,112,929
4,822	Shire PLC - ADR	887,603
		2,000,532
	Property and Casualty Insurance - 3.01%
14,446	American International Group, Inc.	764,049
	Rail Transportation - 3.69%
4,602	Canadian Pacific Railway Ltd. (b)	592,692
3,844	Kansas City Southern	346,306
		938,998

	Software Publishers - 12.54%
21,184	Microsoft Corp.	1,083,985
33,029	Oracle Corp.	1,351,877
10,021	SAP SE - ADR	751,776
		3,187,638
	Telecommunications - 2.20%
9,638	China Mobile Ltd. - ADR	558,040
	Transportation Equipment Manufacturing - 3.03%
49,774	Gentex Corp.	769,008
	TOTAL COMMON STOCKS (Cost $20,688,356)	21,643,742

Shares	PREFERRED STOCKS - 2.23%	Value
	Computer and Electronic Product Manufacturing - 2.23%
552	Samsung Electronics Co., Ltd. (c)	566,928
	TOTAL PREFERRED STOCKS (Cost $485,614)	566,928

	WARRANTS - 1.73%
	Depository Credit Intermediation - 0.71%
8,900	JPMorgan Chase & Co.
	Expiration: October 28, 2018 Exercise Price: $42.204	180,225
	Insurance Carriers and Related Activities - 1.02%
13,853	American International Group, Inc.
	Expiration: January 19, 2021, Exercise Price: $44.734	258,912
	TOTAL WARRANTS (Cost $500,686)	439,137

	MONEY MARKET FUNDS - 11.24%
2,857,689	First American Tax Free Obligations Fund - Class Z, 0.24% (d)	2,857,689
	TOTAL MONEY MARKET FUNDS (Cost $2,857,689)	2,857,689

	Total Investments in Securities (Cost $24,532,345) - 100.35%	25,507,496
	Liabilities in Excess of Other Assets - (0.35)%	(88,997)
	TOTAL NET ASSETS - 100.00%	$25,418,499
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Country Allocation
Country	% of Net Assets
United States	81.0%
China	6.5%
Republic of Korea	3.8%
Germany	3.0%
Canada	2.3%
Hong Kong	1.9%
United Kingdom	1.5%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 90.24%	Value
	Automotive Parts and Accessories - Retail - 4.24%
4,079	Advance Auto Parts, Inc. (c)	$659,289
	Business Services - 3.84%
11,482	Nielsen Holdings PLC (c)	596,720
	Cable and Other Subscription Programming - 4.31%
10,292	Comcast Corp. - Class A (c)	670,935
	Communications Equipment Manufacturing - 3.41%
8,040	Motorola Solutions, Inc. (c)	530,399
	Computer and Electronic Product Manufacturing - 3.29%
5,357	Apple, Inc. (c)	512,129
	Computer Systems Design Services - 2.74%
7,263	Cerner Corp. (a) (c)	425,612
	Conglomerates - 5.56%
5,977	Berkshire Hathaway, Inc. - Class B (a) (c)	865,410
	Drug Distribution - Wholesale - 4.05%
3,373	McKesson Corp. (c)	629,570
	Drug Stores - 4.10%
6,661	CVS Health Corp. (c)	637,724
	General Merchandise Stores - 1.50%
2,484	Dollar General Corp.	233,496
	Insurance Carriers and Related Activities - 8.66%
6,029	Aon PLC (c)	658,548
5,542	Willis Towers Watson PLC (c)	688,926
		1,347,474
	Internet Based Services - 4.30%
536	Priceline Group, Inc. (a) (c)	669,148
	Internet Media - 1.39%
1,308	Baidu, Inc. - ADR (a)	216,016
	Medical Equipment and Supplies - 1.15%
5,221	Smith & Nephew PLC - ADR	179,185
	Oil and Gas Support Services - 2.88%
5,664	Schlumberger, Ltd. (c)	447,909
	Pharmaceutical Preparation and Manufacturing - 8.52%
2,616	Allergan PLC (a) (c)	604,531
3,424	Novartis AG - ADR	282,514
2,377	Shire PLC - ADR	437,596
		1,324,641
	Property and Casualty Insurance - 3.82%
11,225	American International Group, Inc. (c)	593,690
	Rail Transportation - 4.18%
2,656	Canadian Pacific Railway Ltd. (b) (c)	342,066
3,420	Kansas City Southern (c)	308,108
		650,174

	Software Publishers - 14.13%
14,604	Microsoft Corp. (c)	747,287
21,681	Oracle Corp. (c)	887,404
7,515	SAP SE - ADR	563,775
		2,198,466
	Telecommunications - 2.18%
5,859	China Mobile Ltd. - ADR (c)	339,236
	Transportation Equipment Manufacturing - 1.99%
20,024	Gentex Corp. (c)	309,371
	TOTAL COMMON STOCKS (Cost $13,502,795)	14,036,594

	MONEY MARKET FUNDS - 8.21%
1,276,489	First American Tax Free Obligations Fund - Class Z, 0.24% (d)	1,276,489
	TOTAL MONEY MARKET FUNDS (Cost $1,276,489)	1,276,489

	Total Investments in Securities (Cost $14,779,284) - 98.45%	15,313,083
	Other Assets in Excess of Liabilities - 1.55%	241,812
	TOTAL NET ASSETS - 100.00%	$15,554,895

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Schedule of Securities Sold Short at June 30, 2016 (Unaudited)
Shares	EXCHANGE-TRADED FUNDS - 54.96%	Value
40,800	SPDR S&P 500 ETF Trust	$8,548,824
	Total Securities Sold Short	$8,548,824
	(Proceeds $8,118,736)

ETF	Exchange-Traded Fund

Scharf Funds
Notes to Schedule of Investments
June 30, 2016 (Unaudited)
Note 1 – Securities Valuation
The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2016:
Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$107,964,619	$-	$-	$107,964,619
Consumer Staples	23,881,002	-	-	23,881,002
Energy	18,907,712	-	-	18,907,712
Finance and Insurance	81,468,832	-	-	81,468,832
Healthcare	86,568,115	-	-	86,568,115
Industrial	12,927,213	-	-	12,927,213
Information Technology	119,751,705	-	-	119,751,705
Professional, Scientific, and Technical Services	21,789,306	-	-	21,789,306
Telecommunications	11,406,995	-	-	11,406,995
Total Common Stocks	484,665,499	-	-	484,665,499
Preferred Stocks
Computer and Electronic Product Manufacturing	8,709,329	-	-	8,709,329
Total Preferred Stocks	8,709,329	-	-	8,709,329
Money Market Funds	83,948,037	-	-	83,948,037
Total Investments in Securities	$577,322,865	$-	$-	$577,322,865

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,593,355	$-	$-	$6,593,355
Consumer Staples	1,685,120	-	-	1,685,120
Energy	1,281,254	-	-	1,281,254
Finance and Insurance	5,551,795	-	-	5,551,795
Healthcare	6,290,896	-	-	6,290,896
Industrial	734,876	-	-	734,876
Information Technology	8,376,716	-	-	8,376,716
Professional, Scientific, and Technical Services	1,525,891	-	-	1,525,891
Real Estate	1,493,142	-	-	1,493,142
Telecommunications	811,411	-	-	811,411
Total Common Stocks	34,344,456	-	-	34,344,456
Preferred Stocks
Closed-End Funds	1,439,642	-	-	1,439,642
Computer and Electronic Product Manufacturing	965,421	-	-	965,421
Total Preferred Stocks	2,405,063	-	-	2,405,063
Fixed Income
Convertible Bonds	-	601,250	-	601,250
Corporate Bonds	-	2,654,338	-	2,654,338
Municipal Bonds	-	1,159,030	-	1,159,030
Total Fixed Income	-	4,414,618	-	4,414,618
Money Market Funds	16,763,982	-	-	16,763,982
Total Investments in Securities	$53,513,501	$4,414,618	$-	$57,928,119

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,012,992	$-	$-	$4,012,992
Consumer Staples	1,749,224	-	-	1,749,224
Energy	473,689	-	-	473,689
Finance and Insurance	3,633,400	-	-	3,633,400
Healthcare	4,041,954	-	-	4,041,954
Industrial	938,998	-	-	938,998
Information Technology	5,378,719	-	-	5,378,719
Professional, Scientific, and Technical Services	856,726	-	-	856,726
Telecommunications	558,040	-	-	558,040
Total Common Stocks	21,643,742	-	-	21,643,742
Preferred Stocks
Computer and Electronic Product Manufacturing	566,928	-	-	566,928
Total Preferred Stocks	566,928	-	-	566,928
Warrants	439,137	-	-	439,137
Money Market Funds	2,857,689	-	-	2,857,689

Total Investments in Securities	$25,507,496	$-	$-	$25,507,496

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,542,239	$-	$-	$2,542,239
Consumer Staples	637,724	-	-	637,724
Energy	447,909	-	-	447,909
Finance and Insurance	2,806,574	-	-	2,806,574
Healthcare	2,559,009	-	-	2,559,009
Industrial	650,174	-	-	650,174
Information Technology	3,457,009	-	-	3,457,009
Professional, Scientific, and Technical Services	596,720	-	-	596,720
Telecommunications	339,236	-	-	339,236
Total Common Stocks	14,036,594	-	-	14,036,594
Money Market Funds	1,276,489	-	-	1,276,489
Total Investments in Securities	$15,313,083	$-	$-	$15,313,083

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$8,548,824	$-	$-	$8,548,824
Total Securities Sold Short	$8,548,824	$-	$-	$8,548,824

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2016.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in  long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows*:

Scharf Fund

Cost of investments	$541,221,810

Gross unrealized appreciation	51,778,585
Gross unrealized depreciation	(15,677,530)
Net unrealized appreciation	$36,101,055

Scharf Balanced Opportunity Fund

Cost of investments	$54,170,361

Gross unrealized appreciation	4,987,947
Gross unrealized depreciation	(1,230,189)
Net unrealized appreciation	$3,757,758

Scharf Global Opportunity Fund

Cost of investments	$23,828,555

Gross unrealized appreciation	2,501,650
Gross unrealized depreciation	(822,709)
Net unrealized appreciation	$1,678,941

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Scharf Alpha Opportunity Fund

Cost of investments	$14,355,275

Gross unrealized appreciation	1,250,570
Gross unrealized depreciation	(292,762)
Net unrealized appreciation	$957,808

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 8/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 8/16/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 8/16/2016

* Print the name and title of each signing officer under his or her signature.